Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Carrying Value of Intangible Assets

The carrying values of intangible assets were as follows:

	December 31, 2015			December 31, 2014
	Gross		Net	Gross		Net
	Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
	Amount	Amortization	Amount	Amount	Amortization	Amount
					(In thousands)
Goodwill	$1,385,115	$—	$1,385,115	$943,374	$—	$943,374

Definite-lived intangible assets subject to amortization:
Customer relationships	$309,573	$(61,641)	$247,932	$261,914	$(46,457)	$215,457
Developed technology	416,817	(170,576)	246,241	213,017	(102,996)	110,021
Trademarks	19,417	(7,255)	12,162	19,438	(3,687)	15,751
Backlog	12,559	(12,559)	—	10,406	(9,627)	779
In-service research and development	14,238	(4,723)	9,515	10,340	(2,777)	7,563

Total intangible assets subject to amortization	772,604	(256,754)	515,850	515,115	(165,544)	349,571
Indefinite-lived intangible assets not subject to amortization:
Trademarks	129,671	—	129,671	103,040	—	103,040
In-process research and development	10,350	—	10,350	8,681	—	8,681

Total intangible assets not subject to amortization	140,021	—	140,021	111,721	—	111,721

Intangible assets	$912,625	$(256,754)	$655,871	$626,836	$(165,544)	$461,292

Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill assigned to reporting units in our reportable segments are as follows:

			Industrial	Industrial	Network
	Broadcast	Enterprise	Connectivity	IT	Security	Consolidated
	(In thousands)
Balance at December 31, 2013	$443,233	$73,278	$187,975	$68,562	$—	$773,048
Acquisitions and purchase accounting adjustments	119,918	—	16,442	56,194	—	192,554
Translation impact	(12,789)	—	(4,364)	(5,075)	—	(22,228)

Balance at December 31, 2014	$550,362	$73,278	$200,053	$119,681	$—	$943,374

Acquisitions and purchase accounting adjustments	11,481	—	1,614	730	462,215	476,040
Translation impact	(25,455)	—	(4,948)	(3,896)	—	(34,299)

Balance at December 31, 2015	$536,388	$73,278	$196,719	$116,515	$462,215	$1,385,115

Changes in Carrying Amount of Trademarks

The changes in the carrying amount of indefinite-lived trademarks are as follows:

			Industrial	Industrial	Network
	Broadcast	Enterprise	Connectivity	IT	Security	Consolidated
	(In thousands)
Balance at December 31, 2013	$66,064	$4,063	$12,193	$9,690	$—	$92,010
Reclassify to definite-lived	(2,700)	—	—	(3,900)	—	(6,600)
Acquisitions and purchase accounting adjustments	22,000	—	—	—	—	22,000
Translation impact	(2,244)	—	(1,449)	(677)	—	(4,370)

Balance at December 31, 2014	$83,120	$4,063	$10,744	$5,113	$—	$103,040

Acquisitions and purchase accounting adjustments	—	—	—	—	31,000	31,000
Translation impact	(2,198)	—	(1,654)	(517)	—	(4,369)

Balance at December 31, 2015	$80,922	$4,063	$9,090	$4,596	$31,000	$129,671